Average Annual Total Returns{- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 70%	Fidelity Advisor Asset Manager 70%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 70%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 70%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 70%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 70%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 70%: Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0022 Past 1 year	F0022 Past 5 years	F0022 Past 10 years
Total	15.41%	5.87%	7.76%	14.10%	4.78%	6.83%	10.01%	4.38%	6.09%	17.88%	6.10%	7.74%	20.52%	6.33%	7.60%	22.76%	7.43%	8.70%	22.91%		7.31%	[1]	31.49%	11.70%	13.56%	21.86%	7.81%	8.96%

[1]	(a)Since inception October 2, 2018.